FINANCIAL STATEMENT SCHEDULE I - Statements of Cash Flows (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 527,386,000	$ 578,013,000	$ 398,672,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	20,401,000	14,987,000	8,973,000
Amortization of deferred financing cost	28,055,000	18,159,000	13,272,000
Loss on extinguishment of debt	0	50,935,000	0
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	0	(138,000)
Changes in operating assets and liabilities:
Amount due from an affiliated company	(1,056,000)	1,299,000	524,000
Prepaid expenses and other current assets	(3,893,000)	(25,974,000)	(3,716,000)
Accrued expenses and other current liabilities	(42,668,000)	71,527,000	164,886,000
Income tax payable	(239,000)	5,640,000	(313,000)
Amount due to a shareholder	(79,000)	79,000	0
Amounts due to affiliated companies	(2,000,000)	2,164,000	(564,000)
Other long-term liabilities	(26,271,000)	(2,010,000)	(809,000)
Net cash provided by (used in) operating activities	894,614,000	1,151,934,000	950,233,000
CASH FLOWS FROM INVESTING ACTIVITIES
Change in restricted cash	(678,151,000)	268,414,000	(1,047,019,000)
Net cash used in investing activities	(1,605,269,000)	(1,209,270,000)	(1,335,718,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718,000)	0	0
Repurchase of shares for retirement	(300,495,000)	0	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721,000)	(8,770,000)	0
Principal payments on long-term debt	(262,563,000)	(1,667,969,000)	(2,755,000)
Proceeds from exercise of share options	736,000	4,017,000	3,599,000
Net cash provided by (used in) financing activities	926,950,000	(264,967,000)	934,735,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	215,898,000	(327,452,000)	551,185,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,381,757,000	1,709,209,000	1,158,024,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,597,655,000	1,381,757,000	1,709,209,000
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	608,280,000	637,463,000	417,203,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share-based compensation	12,576,000	11,249,000	8,973,000
Amortization of deferred financing cost	0	748,000	3,732,000
Loss on extinguishment of debt	0	679,000	0
Reclassification of accumulated income of forward exchange rate contracts from accumulated other comprehensive losses	0	0	(138,000)
Dividend received from subsidiary	420,000,000	0	0
Share of results of subsidiaries	(620,023,000)	(658,016,000)	(441,112,000)
Changes in operating assets and liabilities:
Amount due from an affiliated company	(1,091,000)	1,113,000	438,000
Prepaid expenses and other current assets	(2,429,000)	(367,000)	3,649,000
Long-term prepayments	0	0	135,000
Accrued expenses and other current liabilities	584,000	(4,129,000)	(1,852,000)
Income tax payable	111,000	394,000	(333,000)
Amount due to a shareholder	(67,000)	67,000	0
Amounts due to affiliated companies	(1,759,000)	1,724,000	7,000
Amounts due to subsidiaries	2,053,000	1,189,000	(238,000)
Other long-term liabilities	191,000	0	0
Net cash provided by (used in) operating activities	418,426,000	(7,886,000)	(9,536,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(155,883,000)	(497,325,000)	(277,945,000)
Amounts due from subsidiaries	(167,606,000)	1,800,000	(26,975,000)
Repayment of advance to a subsidiary	400,000	1,337,000	10,512,000
Change in restricted cash	0	368,177,000	0
Net cash used in investing activities	(323,089,000)	(126,011,000)	(294,408,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(342,718,000)	0	0
Repurchase of shares for retirement	(300,495,000)	0	0
Purchase of shares under trust arrangement for future vesting of restricted shares	(1,721,000)	(8,770,000)	0
Principal payments on long-term debt	0	(721,455,000)	0
Proceeds from exercise of share options	0	4,017,000	3,599,000
Advance from a subsidiary	553,891,000	860,632,000	225,427,000
Net cash provided by (used in) financing activities	(91,043,000)	134,424,000	229,026,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,294,000	527,000	(74,918,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	3,414,000	2,887,000	77,805,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 7,708,000	$ 3,414,000	$ 2,887,000